CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of convertible debt

	December 31,	December 31,
	2023	2022

Beginning	$1,393,499	$—
Addition	—	1,550,000
Interest expenses	146,322	100,314
Paid for cash	(449,999)	—
Conversion	(1,089,822)	(256,815)
Convertible debt, net	$—	$1,393,499